Balance Sheet Components - Schedule of Accrued Compensation and Benefits and Share-based Compensation (Details) - USD ($) $ in Millions	Sep. 30, 2024	Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued bonus, commissions, and cash awards	$ 11	$ 190
Accrued vacation and sabbatical	84	83
Accrued salaries and fringe benefits	9	25
Total accrued compensation and benefits	$ 104	$ 298